Debt Discount for 2012 Warrants and Embedded Conversion Feature of Debentures (Detail)	Dec. 31, 2012 USD ($)
Debentures, principal	$ 14,857,200
2012 Warrant liability	(12,430,524)
Debenture conversion feature	(7,548,500)
Total	$ (5,121,824)